Other Information	12 Months Ended
Dec. 31, 2025
Other Information [Abstract]
Other information
19.	Other information

a.	Guarantees, sureties and guarantees

Financial guarantees are issued through endorsements and sureties, through the entity BR Partners Banco de Investimento S.A. As of December 31, 2025 and 2024. The amounts are show in the table below:

	12/31/2025	12/31/2024
Bank guarantees provided	158,899	157,118
Provision for financial guarantees provided	(197)	(532)
Total	158,702	156,586

b.	Contingencies

Tax provision

Within the Group, there is no record of being a defendant in any tax-related lawsuit in the years ended December 31, 2025 and 2024.

Civil provision

Within the Group, there is no record of being a defendant in any civil lawsuit in the years ended December 31, 2025 and 2024.

Labor provision

As of December 31, 2025, there is no record of the labor lawsuits classified by Management and our legal advisors as a possible loss (R$ 164 as of December 31, 2024). Labor lawsuits classified as probable losses are recorded in the amount of R$ 566 as of December 31, 2025 (R$ 1,368 as of December 31, 2024).

c.	Third party fund management (unaudited)

The Group manages investment funds and shareholders’ equities under management are:

	Amount under management
Type	12/31/2025	12/31/2024
FIM - Multimarket Investment Fund	2,107,961	1,474,540
Fundo de Investimento em Participações	630,725	437,973
International Investment Fund	699,269	697,742
Domestic Managed Portfolios	308,589	333,808
International Managed Portfolios	2,194,309	2,241,500
d.	Accounting standards issued but not yet effective

A number of new accounting standards are effective for annual reporting periods beginning after January 1, 2025 and earlier application is permitted. However, the Group has not early adopted the following new or amended accounting standards in preparing these consolidated financial statements.

●	IFRS 18 – Presentation and Disclosure in Financial Statements: will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after January 1, 2027. The new standard introduces the following key new requirements.

-	Entities are required to classify all income expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly defined operating profit subtotal. Entities’ net profit will not change.

-	Management-defined performance measures (MPMs) are disclosed in a single note in the financial statements.

-	Enhanced guidance is provided on how to group information in the financial statements.

The Group is still in the process of assessing the impact of the new standard, particularly with respect to the structure of the Group’s statement of profit or loss, the statement of cash flows and the additional disclosures required for MPMs. The Group is also assessing the impact of how information is grouped in the financial statements, including for items currently labelled as “other”.

●	IFRS 19 – Subsidiaries without Public Accountability - Disclosures: this new standard permits an eligible subsidiary to provide reduced disclosures when applying IFRS Accounting Standards in its financial statements. This new standard is not expected to have an impact or a significant impact on BR Partners Group´s consolidated financial statements.

●	Amendments to IAS 21: Lack of Exchangeability is not expected to have a significant impact on the Group’s consolidated financial statements.

●	Amendments to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments. The requirements will be effective for the annual reporting period beginning on or after January 1, 2026, related to:

-	Setting financial liabilities using an electronic payment system; and

-	Assessing contractual cash flow characteristics of financial assets, including those with sustainability-linked features.

These new amendments are not expected to impact the Group’s consolidated financial statements.